NOTE 8 REVENUE CONCENTRATION - Customers, Revenue (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Customer 1	$ 19,421	$ 12,626
Customer 2	18,870	9,389
Customer 3	15,682	4,238
Customer 4	3,302	3,745
Customer 5	2,305	3,260
Other	11,708	24,984
TOTAL	$ 71,288	$ 58,242